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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY
Investment Company Act file number 811-07109
Invesco Insured Municipal Securities

(Exact name of registrant as specified in charter)

1555 Peachtree Street, N.E., Atlanta, Georgia	30309

(Address of principal executive offices)	(Zip code)
Philip A. Taylor 1555 Peachtree Street, N.E., Atlanta, Georgia 30309

(Name and address of agent for service)
Registrant’s telephone number, including area code: (713) 626-1919
Date of fiscal year end: 2/28
Date of reporting period: 5/31/11

Item 1. Schedule of Investments.

Invesco Insured Municipal Securities Fund
Quarterly Schedule of Portfolio Holdings
May 31, 2011
invesco.com/us   MS-CE-IMS-QTR-1   05/11   Invesco Advisers, Inc.

Schedule of Investments
May 31, 2011
(Unaudited)

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Municipal Obligations—103.27%

Alabama—0.68%
Birmingham (City of) Airport Authority; Series 2010, Airport RB (INS-AGM) (a)	5.25%	07/01/30	$400	$408,236
Chatom (Town of) Industrial Development Board (PowerSouth Energy Cooperative); Series 2010 A, Ref. Gulf Opportunity Zone RB (INS-AGC) (a)	5.00%	08/01/37	225	226,548

				634,784

Alaska—1.31%
Alaska Industrial Development & Export Authority (Lake Dorothy Hydroelectric); Series 2006, RB (INS-AMBAC) (a)(b)	5.25%	12/01/26	1,350	1,223,437

Arizona—2.41%
Arizona (State of);
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/26	210	214,385
Series 2008 A, COP (INS-AGM) (a)	5.00%	09/01/27	300	303,834
Glendale (City of) Industrial Development Authority (Midwestern University);
Series 2010, RB	5.00%	05/15/35	100	92,882
Series 2010, RB	5.13%	05/15/40	100	92,690
Phoenix (City of) Civic Improvement Corp., Series 2002 B, Sr. Lien RB (INS-NATL) (a)(b)	5.75%	07/01/18	1,500	1,543,035

				2,246,826

California—16.16%
Alameda (County of) Joint Powers Authority (Juvenile Justice Refunding); Series 2008 A, Lease RB (INS-AGM) (a)	5.00%	12/01/24	465	488,152
Beverly Hills Unified School District (Election of 2008);
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/26	375	162,750
Series 2009, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	725	216,652
California (State of) Health Facilities Financing Authority (Scripps Health); Series 2010 A, RB	5.00%	11/15/36	500	455,140
California (State of) Statewide Communities Development Authority (Cottage Health System Obligated Group); Series 2010, RB	5.00%	11/01/40	1,000	912,570
Clovis Unified School District (Election of 2004); Series 2004 A, Unlimited Tax CAB GO Bonds (INS-NATL) (a)(c)	0.00%	08/01/29	190	61,355
El Segundo Unified School District (Election of 2008); Series 2009 A, Unlimited Tax CAB GO Bonds (c)	0.00%	08/01/31	970	260,329
Fontana Unified School District (Election of 2006); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/29	1,605	498,593
Golden State Tobacco Securitization Corp.; Series 2005 A, Enhanced Tobacco Settlement Asset-Backed RB (INS-FGIC) (a)	5.00%	06/01/38	500	432,960
Huntington Beach Union High School District (Election of 2004); Series 2004, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/26	2,000	2,057,440
Los Angeles (City of) Department of Airports (Los Angeles International Airport); Series 2010 B, Sub. RB	5.00%	05/15/40	250	246,790
Los Angeles (City of) Department of Water & Power; Series 2004 C, Water System RB (INS-NATL) (a)	5.00%	07/01/25	1,000	1,063,370
Roseville Joint Union High School District (Election of 2004); Series 2007 C, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	08/01/26	1,425	559,170
Sacramento (County of) Sanitation Districts Financing Authority; Series 2006, RB (INS-NATL) (a)	5.00%	12/01/28	1,000	1,039,170
San Jose Evergreen Community College District (Election of 2004); Series 2008 B, Unlimited Tax CAB GO Bonds (INS-AGM) (a)(c)	0.00%	09/01/30	1,600	467,904
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

California—(continued)
San Juan Unified School District (Election of 2002); Series 2010, Unlimited Tax GO Bonds (INS-AGM) (a)	5.00%	08/01/30	$1,525	$1,558,092
Southern California Public Power Authority (Magnolia Power); Series 2003-1 A, RB (INS-AMBAC) (a)	5.00%	07/01/21	3,500	3,699,395
Twin Rivers Unified School District (School Facility Bridge Funding Program); Series 2007, COP (INS-AGM) (a)(d)(e)	3.50%	05/31/13	500	500,200
Twin Rivers Unified School District; Series 2009, Unlimited Tax CAB GO BAN (c)	0.00%	04/01/14	450	414,923

				15,094,955

Colorado—0.35%
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3); Series 2010, Private Activity RB	6.00%	01/15/41	325	325,877

Connecticut—0.53%
Connecticut (State of) Health & Educational Facility Authority (Quinnipiac University); Series 2007 K2, RB (INS-NATL) (a)	5.00%	07/01/25	475	494,366

District of Columbia—1.63%
District of Columbia Water & Sewer Authority; Series 2008 A, Ref. Sub. Lien Public Utility RB (INS-AGC) (a)	5.00%	10/01/28	425	447,202
Metropolitan Washington Airports Authority; Series 2004 C-1, Ref. RB (INS-AGM) (a)(b)	5.00%	10/01/20	1,000	1,074,960

				1,522,162

Florida—11.06%
Broward (County of) Educational Facilities Authority (Nova Southeastern University); Series 2006, RB (INS-AGC) (a)	5.00%	04/01/31	2,000	1,976,320
Broward (County of) School Board; Series 2001 A, COP (INS-AGM) (a)	5.00%	07/01/26	4,000	4,009,640
Citizens Property Insurance Corp.; Series 2010 A-1, Sr. Sec. High Risk Account RB	5.00%	06/01/14	700	744,163
Jacksonville (City of); Series 2003 C, Ref. RB (INS-NATL) (a)(b)	5.25%	10/01/20	1,700	1,749,657
Miami-Dade (County of) Expressway Authority; Series 2010 A, Ref. Toll System RB (INS-AGC) (a)	5.00%	07/01/35	365	361,204
Miami-Dade (County of); Series 2010, Water & Sewer System RB (INS-AGM) (a)	5.00%	10/01/39	500	503,115
Mid-Bay Bridge Authority; Series 2008 A, Ref. RB (INS-AGC) (a)	5.00%	10/01/27	485	472,036
Port St. Lucie (City of); Series 2009, Ref. Utility System RB (INS-AGC) (a)	5.00%	09/01/29	500	513,260

				10,329,395

Georgia—1.43%
Atlanta (City of); Series 2010 A, General Airport RB (INS-AGM) (a)	5.00%	01/01/35	1,000	1,002,380
Metropolitan Atlanta Rapid Transit Authority; Series 2007 B, Ref. Third Indenture Sales Tax RB (INS-AGM) (a)	5.00%	07/01/34	335	337,871

				1,340,251

Hawaii—5.32%
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc. and Subsidiary); Series 2003 B, Ref. Special Purpose RB (INS-SGI) (a)(b)	5.00%	12/01/22	3,000	2,884,020
Honolulu (City & County of); Series 2003 A, Unlimited Tax GO Bonds (INS-NATL) (a)	5.25%	03/01/26	2,000	2,081,280

				4,965,300

Idaho—1.51%
Idaho (State of) Health Facilities Authority (St. Luke’s Regional Medical Center); Series 2005, RB (INS-AGM) (a)	5.00%	07/01/35	550	555,780
Idaho (State of) Housing & Finance Association (Federal Highway Trust Fund); Series 2008 A, Grant & RAB (INS-AGC) (a)	5.25%	07/15/25	790	852,418

				1,408,198

Illinois—10.49%
Chicago (City of) O’Hare International Airport; Series 2001 A, Second Lien Passenger Facility Charge RB (INS-AMBAC) (a)(b)	5.38%	01/01/32	2,000	1,908,900
Chicago (City of) Transit Authority (FTA Section 5309 Fixed Guideway Modernization Formula Funds); Series 2008, Capital Grant Receipts RB (INS-AGC) (a)	5.25%	06/01/26	525	533,137
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Illinois—(continued)
DuPage Community Unit School District No. 200 (Wheaton-Warrenville); Series 2003 C, Unlimited Tax GO Bonds (INS-AGM) (a)	5.25%	10/01/22	$485	$519,023
Illinois (State of) (Illinois Fund of Infrastructure, Roads, Schools and Transit); Series 2002, Unlimited Tax GO Bonds (INS-NATL) (a)	5.38%	07/01/21	3,000	3,026,370
Illinois (State of) Finance Authority (Northwestern Memorial Hospital); Series 2009 B, RB	5.38%	08/15/24	505	545,067
Illinois (State of) Finance Authority (Swedish Covenant Hospital); Series 2010 A, Ref. RB	5.75%	08/15/29	400	387,684
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion); Series 2002 A, Dedicated State Tax RB (INS-NATL) (a)	5.25%	06/15/42	2,500	2,434,600
Railsplitter Tobacco Settlement Authority; Series 2010, RB	5.50%	06/01/23	440	437,712

				9,792,493

Iowa—1.43%
Iowa (State of);
Series 2009 A, IJOBS Program Special Obligation RB (f)(g)	5.00%	06/01/25	700	767,445
Series 2009 A, IJOBS Program Special Obligation RB (f)(g)	5.00%	06/01/26	525	570,943

				1,338,388

Kansas—0.45%
Wyandotte (County of) & Kansas City (City of) Unified Government; Series 2009 A, Utility System Improvement RB (INS-BHAC) (a)	5.25%	09/01/34	410	423,801

Kentucky—1.53%
Louisville & Jefferson (County of) Visitors & Convention Commission (International Convention Center); Series 2004 B, Ref. VRD Dedicated Tax RB (INS-AGM) (a)(h)	0.14%	12/01/22	1,430	1,430,000

Louisiana—2.20%
Lafayette (City of) Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. Housing & Parking); Series 2010, RB (INS-AGM) (a)	5.50%	10/01/35	500	510,385
Louisiana (State of) Offshore Terminal Financing Authority (Loop LLC); Series 2007 B-2, Deepwater Port RB (d)(e)	4.30%	10/01/11	500	504,415
Regional Transit Authority; Series 2010, Sales Tax RB (INS-AGM) (a)	5.00%	12/01/30	1,000	1,037,130

				2,051,930

Massachusetts—3.01%
Massachusetts (State of) Development Finance Agency (SEAMASS System); Series 2001 A, Resource Recovery RB (INS-NATL) (a)	5.63%	01/01/16	2,750	2,810,885

Michigan—3.00%
Detroit (City of); Series 2001 A, Sr. Lien Water Supply System RB (INS-NATL) (a)	5.00%	07/01/30	2,000	1,887,160
Wayne State University Board of Governors; Series 2008, Ref. General RB (INS-AGM) (a)	5.00%	11/15/29	425	438,732
Western Michigan University Board of Trustees; Series 2008, General RB (INS-AGM) (a)	5.00%	11/15/23	450	476,910

				2,802,802

Missouri—0.28%
Kansas City (City of) Industrial Development Authority (Downtown Redevelopment District);
Series 2011 A, Ref. RB	5.50%	09/01/24	90	98,153
Series 2011 A, Ref. RB	5.50%	09/01/25	155	167,538

				265,691

Montana—0.25%
Montana (State of) Facility Finance Authority (Benefits Health System Obligated Group); Series 2011 A, Hospital RB (INS-AGC) (a)	5.75%	01/01/31	220	230,468

New Jersey—1.86%
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC — Montclair State University Student Housing); Series 2010 A, RB	5.88%	06/01/42	210	195,218
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

New Jersey—(continued)
New Jersey (State of) Economic Development Authority; Sub-Series 2005 N-1, Ref. School Facilities Construction RB (INS-AMBAC) (a)	5.50%	09/01/24	$465	$509,924
New Jersey (State of) Turnpike Authority; Series 2003 A, RB (INS-NATL) (a)	5.00%	01/01/27	1,000	1,028,980

				1,734,122

New York—9.43%
Metropolitan Transportation Authority; Series 2010 D, RB	5.00%	11/15/34	325	323,879
New York (City of) Municipal Water Finance Authority; Series 2005 C, Water and Sewer System RB (INS-NATL) (a)	5.00%	06/15/27	1,000	1,053,520
New York (State of) Dormitory Authority (New York University); Series 2001-1, RB (INS-BHAC) (a)	5.50%	07/01/31	1,040	1,170,447
New York (State of) Dormitory Authority (The City of New York);
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/28	750	837,802
Series 2005 A, Court Facilities Lease RB (INS-AMBAC) (a)	5.50%	05/15/29	365	405,081
New York (State of) Dormitory Authority; Series 2004 A, Hospital Insured Mortgage RB (INS-AGM) (a)	5.25%	08/15/19	1,100	1,161,908
New York City (City of) Health & Hospital Corp.; Series 2003 A, Health System RB (INS-AMBAC) (a)	5.25%	02/15/21	3,000	3,157,920
New York City (City of); Subseries 2001 A-6, VRD Unlimited Tax GO Bonds (INS-AGM) (a)(h)	0.45%	11/01/26	700	700,000

				8,810,557

Ohio—2.13%
Cleveland (City of); Series 2008 B-2, Public Power System CAB RB (INS-NATL) (a)(c)	0.00%	11/15/26	1,275	557,048
Erie (County of) (Firelands Regional Medical Center); Series 2002 A, Hospital Facilities RB	5.63%	08/15/32	1,000	919,320
Ohio (State of) Higher Educational Facility Commission (Summa Health System); Series 2010, RB	5.75%	11/15/35	225	212,870
Ohio (State of) Water Development Authority (FirstEnergy Nuclear Generation Corp.); Series 2009 A, Ref. PCR (d)(e)	5.88%	06/01/16	270	297,594

				1,986,832

Oklahoma—0.54%
Oklahoma (State of) Development Finance Authority (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc., INTEGRIS South Oklahoma City Hospital Corp. & INTEGRIS Rural Health, Inc.); Series 2007 A-3, Ref. VRD Health System RB (INS-AGC) (a)(h)	0.14%	08/15/33	500	500,000

Oregon—1.28%
Oregon (State of) Department of Administrative Services; Series 2005 B, COP (INS-NATL) (a)	5.00%	11/01/22	1,120	1,193,685

Pennsylvania—2.69%
Pennsylvania (State of) Economic Development Financing Authority (Waste Management, Inc.); Series 2004 A, Solid Waste Disposal RB (d)(e)	3.70%	05/01/15	450	462,222
Pennsylvania (State of) Turnpike Commission; Series 2004 A, Turnpike RB (INS-AMBAC) (a)	5.00%	12/01/34	1,000	971,070
Philadelphia School District; Series 2008 E, Limited Tax GO Bonds (INS-BHAC) (a)	5.13%	09/01/23	1,000	1,075,670

				2,508,962

Puerto Rico—1.00%
Puerto Rico Sales Tax Financing Corp.;
Series 2009 A, First Sub. Sales Tax RB (d)(e)(i)	5.00%	08/01/11	455	458,672
Series 2010 C, First Sub. Sales Tax RB	5.25%	08/01/41	500	478,115

				936,787

South Carolina—2.05%
Piedmont Municipal Power Agency; Series 2008 C, Ref. Electric RB (INS-AGC) (a)	5.75%	01/01/34	805	844,839
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

South Carolina—(continued)
South Carolina (State of) Public Service Authority; Series 2003 A, Ref. RB (INS-AMBAC)(a)	5.00%	01/01/21	$1,000	$1,070,130

				1,914,969

Texas—9.19%
Capital Area Cultural Education Facilities Finance Corp. (The Roman Catholic Diocese of Austin); Series 2005 B, RB	6.13%	04/01/45	200	200,318
Dallas Area Rapid Transit; Series 2001, Sr. Lien Sales Tax RB (e)(i)	5.00%	12/01/11	665	680,867
Friendswood Independent School District; Series 2008, Schoolhouse Unlimited Tax GO Bonds (CEP-Texas Permanent School Fund)	5.00%	02/15/27	310	333,817
Houston (City of) Convention & Entertainment Facilities Department; Series 2001 B, Hotel Occupancy Tax & Special CAB RB (INS-AGM) (a)(c)	0.00%	09/01/27	1,400	557,256
Houston (City of); Series 2004 A, Ref. First Lien Combined Utility System RB (INS-NATL) (a)	5.25%	05/15/23	1,730	1,872,102
Houston Community College System; Series 2008, Sr. Lien Student Fee RB (INS-AGM) (a)	5.00%	04/15/25	460	489,141
North Texas Tollway Authority; Series 2008 D, Ref. First Tier System CAB RB (INS-AGC) (a)(c)	0.00%	01/01/29	2,725	936,119
San Antonio (City of);
Series 2002, Ref. Water System RB (INS-AGM) (a)	5.00%	05/15/28	2,000	2,045,560
Series 2002 A, Water System RB (INS-AGM) (a)	5.00%	05/15/32	950	951,378
San Jacinto (City of) River Authority (Groundwater Reduction Plan Division);
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/32	245	245,894
Series 2011, Special Project RB (INS-AGM) (a)	5.00%	10/01/37	270	267,446

				8,579,898

Utah—1.23%
Utah (State of) Transit Authority; Series 2008 A, Sales Tax RB (INS-AGM) (a)	5.00%	06/15/36	1,115	1,146,599

Virginia—0.60%
Roanoke (City of) Economic Development Authority (Carilion Clinic Obligated Group); Series 2010, Ref. Hospital RB	5.00%	07/01/33	275	269,585
Roanoke (City of) Industrial Development Authority (Carilion Health System Obligated Group); Series 2005 B, Hospital RB (INS-AGM) (a)	5.00%	07/01/38	300	293,667

				563,252

Washington—5.77%
Cowlitz (County of) Public Utility District No. 1; Series 2006, Production System RB (INS-NATL) (a)	5.00%	09/01/31	1,000	1,007,500
Washington (State of) Health Care Facilities Authority (Multi Health System); Series 2007 D, VRD RB (INS-AGM) (a)(h)	0.14%	08/15/41	1,700	1,700,000
Washington (State of);
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (f)	5.00%	08/01/29	1,225	1,310,885
Series 2010 A, Various Purpose Unlimited Tax GO Bonds (f)	5.00%	08/01/30	1,290	1,373,966

				5,392,351

West Virginia—0.47%
West Virginia (State of) Economic Development Authority (Appalachian Power Co. — Amos); Series 2010 A, Ref. Solid Waste Disposal Facilities RB (d)(e)	5.38%	12/01/38	450	440,824

TOTAL INVESTMENTS(j)—103.27% (Cost $95,302,001)				96,440,847

FLOATING RATE OBLIGATIONS—(2.68)%
Notes with interest rates of 0.18% to 0.19% at 05/31/11 and contractual maturities of collateral ranging from 06/01/25 to 08/01/30 (See Note 1D) (k)				(2,500,000)

OTHER ASSETS LESS LIABILITIES—(0.59)%				(549,305)

NET ASSETS—100.00%				$93,391,542

See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

Investment Abbreviations:

AGC	— Assured Guaranty Corp.

AGM	— Assured Guaranty Municipal Corp.

AMBAC	— AMBAC Assurance Corp. (AMBAC filed for bankruptcy on November 8, 2010)

BAN	— Bond Anticipation Note

BHAC	— Berkshire Hathaway Assurance Corp.

CAB	— Capital Appreciation Bond

CEP	— Credit Enhancement Provider

COP	— Certificates of Participation

FGIC	— Financial Guaranty Insurance Co.

FTA	— Federal Transit Administration

GO	— General Obligation

INS	— Insurer

NATL	— National Public Finance Guarantee Corp.

PCR	— Pollution Control Revenue Bonds

RAB	— Revenue Anticipation Bonds

RB	— Revenue Bonds

Ref.	— Refunding

Sec.	— Secured

SGI	— Syncora Guarantee, Inc.

Sr.	— Senior

Sub.	— Subordinated

VRD	— Variable Rate Demand
Notes to Schedule of Investments:

(a)	Principal and/or interest payments are secured by the bond insurance company listed.

(b)	Security subject to the alternative minimum tax.

(c)	Zero coupon bond issued at a discount.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.

(f)	Underlying security related to Dealer Trusts entered into by the Trust. See Note 1D.

(g)	Security is subject to a shortfall agreement which may require the Trust to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the Dealer Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $825,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the Dealer Trusts.

(h)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2011.

(i)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.

(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage

Assured Guaranty Municipal Corp.	29.56%
National Public Finance Guarantee Corp.	25.82%
American Municipal Bond Assurance Corp.	15.00%
Assured Guarantee Corp.	8.18%

(k)	Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at May 31, 2011. At May 31, 2011, the Trust’s investments with a value of $4,023,239 are held by Dealer Trusts and serve as collateral for the $2,500,000 in the floating rate note obligations outstanding at that date.
See accompanying notes which are an integral part of this schedule.
Invesco Insured Municipal Securities

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2011
(Unaudited)
NOTE 1 — Significant Accounting Policies
A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.
     Securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices and may reflect appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, individual trading characteristics and other market data. Short-term obligations, including commercial paper, having 60 days or less to maturity are recorded at amortized cost which approximates value. Securities with a demand feature exercisable within one to seven days are valued at par. Debt securities are subject to interest rate and credit risks. In addition, all debt securities involve some risk of default with respect to interest and principal payments.
     Securities for which market quotations either are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on transferability or disposition; trading in similar securities by the same issuer or comparable companies; relevant political, economic or issuer specific news; and other relevant factors under the circumstances.
     Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.
     The Trust may periodically participate in litigation related to Trust investments. As such, the Trust may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.
     Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Trust’s net asset value and, accordingly, they reduce the Trust’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Trust and the investment adviser.
C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
Invesco Insured Municipal Securities

D.	Floating Rate Note Obligations — The Trust invests in inverse floating rate securities, such as Residual Interest Bonds (“RIBs”) or Tender Option Bonds (“TOBs”) for investment purposes and to enhance the yield of the Trust. Inverse floating rate investments tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Such transactions may be purchased in the secondary market without first owning the underlying bond or by the sale of fixed rate bonds by the Trust to special purpose trusts established by a broker dealer (“Dealer Trusts”) in exchange for cash and residual interests in the Dealer Trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The Dealer Trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Trust to retain residual interest in the bonds. The floating rate notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. The residual interests held by the Trust (inverse floating rate investments) include the right of the Trust (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Trust, thereby collapsing the Dealer Trusts.
     TOBs are presently classified as private placement securities. Private placement securities are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended or are otherwise not readily marketable. As a result of the absence of a public trading market for these securities, they may be less liquid than publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Trust or less than what may be considered the fair value of such securities.
     The Trust accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Trust’s investment assets, and the related floating rate notes reflected as Trust liabilities under the caption Floating rate note obligations on the Statement of Assets and Liabilities. The Trust records the interest income from the fixed rate bonds under the caption Interest and records the expenses related to floating rate obligations and any administrative expenses of the Dealer Trusts a component of Interest, facilities and maintenance fees on the Statement of Operations.
     The Trust generally invests in inverse floating rate securities that include embedded leverage, thus exposing the Trust to greater risks and increased costs. The primary risks associated with inverse floating rate securities are varying degrees of liquidity and the changes in the value of such securities in response to changes in market rates of interest to a greater extent than the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity which may cause the Trust’s net asset value to be more volatile than if it had not invested in inverse floating rate securities. In certain instances, the short-term floating rate interests created by the special purpose trust may not be able to be sold to third parties or, in the case of holders tendering (or putting) such interests for repayment of principal, may not be able to be remarketed to third parties. In such cases, the special purpose trust holding the long-term fixed rate bonds may be collapsed. In the case of RIBs or TOBs created by the contribution of long-term fixed income bonds by the Trust, the Trust will then be required to repay the principal amount of the tendered securities. During times of market volatility, illiquidity or uncertainty, the Trust could be required to sell other portfolio holdings at a disadvantageous time to raise cash to meet that obligation.
E.	Other Risks — The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.
     Since, many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and a Trust’s investments in municipal securities.
     There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.
Invesco Insured Municipal Securities

NOTE 2 — Additional Valuation Information
          Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3) generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.

Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Trust’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

          The following is a summary of the tiered valuation input levels, as of May 31, 2011. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
          During the three months ended May 31, 2011, there were no significant transfers between investment levels.

	Level 1	Level 2	Level 3	Total

Municipal Obligations	$—	$96,440,847	$—	$96,440,847
NOTE 3 — Investment Securities
Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis

Aggregate unrealized appreciation of investment securities	$2,199,512
Aggregate unrealized (depreciation) of investment securities	(1,040,005)

Net unrealized appreciation of investment securities	$1,159,507

Cost of investments for tax purposes is $95,281,340.
Invesco Insured Municipal Securities

Item 2. Controls and Procedures.
(a)	As of June 10, 2011, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (“Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of June 10, 2011, the Registrant’s disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: Invesco Insured Municipal Securities

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011
Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date: July 29, 2011

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date: July 29, 2011

EXHIBIT INDEX
Certifications of Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.